Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Document Period End Date	Jul. 31, 2024
C000243161 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Moderate Buffer ETF
Class Name	iShares Large Cap Moderate Buffer ETF
Trading Symbol	IVVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Moderate Buffer ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Buffer ETF	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund produced a strong absolute return but did not keep pace with its benchmark, the S&P 500® Index, due to the nature of its strategy.
  U.S. equities performed very well in the annual period, reflecting the backdrop of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve was poised to begin cutting interest rates.
What contributed to performance?
The Fund accomplished its goal of delivering upside performance to the cap in line with the index, as well as protecting against the majority of the losses for the index during times of market weakness.
What detracted from performance?
As the Fund is designed, the Fund underperformed during periods of strong equity performance, while providing downside protection when equities moved lower in the third quarter of 2023. During the reporting period, the Fund used derivatives such as options and futures contracts. The Fund's use of derivatives marginally detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.02%	14.81%
Fund Market	13.40	15.14
S&P 500® Index	22.15	25.63

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 26, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 46,554,983
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 126,149
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$46,554,983
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$126,149
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.1%
Purchased Put Options	1.6%
Futures	0.0	% (a)
Written Put Options	(0.7	) %
Written Call Options	(0.8	) %
Money Market Funds	0.8%
Other assets, less liabilities	0.0	% (a)
(a)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 26, 2023, the Fund revised its investment strategy, replacing the zero-strike call option on iShares Core S&P 500 ETF (the “Underlying ETF”) held in the portfolio with a direct holding in the Underlying ETF plus S&P 500 futures.

Material Fund Change Strategies [Text Block]
Effective December 26, 2023, the Fund revised its investment strategy, replacing the zero-strike call option on iShares Core S&P 500 ETF (the “Underlying ETF”) held in the portfolio with a direct holding in the Underlying ETF plus S&P 500 futures.

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000243162 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Deep Buffer ETF
Class Name	iShares Large Cap Deep Buffer ETF
Trading Symbol	IVVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Deep Buffer ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Buffer ETF	$52(a)	0.49%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 52	[2]
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund produced a strong absolute return but did not keep pace with its benchmark, the S&P 500® Index, due to the nature of its strategy.
  U.S. equities performed very well in the annual period, reflecting the backdrop of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve was poised to begin cutting interest rates.
What contributed to performance?
The Fund accomplished its goal of delivering upside performance to the cap in line with the index, as well as protecting against the majority of the losses for the index during times of market weakness.
What detracted from performance?
As the Fund is designed, the Fund underperformed during periods of strong equity performance, while providing downside protection when equities moved lower in the third quarter of 2023. During the reporting period, the Fund used derivatives such as options and futures contracts. The Fund's use of derivatives marginally detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.10%	14.26%
Fund Market	12.28	14.38
S&P 500® Index	22.15	25.63

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 26, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 65,998,956
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 167,332
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$65,998,956
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$167,332
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.1%
Purchased Put Options	0.7%
Futures	0.0	% (a)
Written Put Options	(0.1	) %
Written Call Options	(0.4	) %
Money Market Funds	0.7%
Other assets, less liabilities	0.0	% (a)
(a)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 26, 2023, the Fund revised its investment strategy, replacing the zero-strike call option on iShares Core S&P 500 ETF (the “Underlying ETF”) held in the portfolio with a direct holding in the Underlying ETF plus S&P 500 futures.

Material Fund Change Strategies [Text Block]
Effective December 26, 2023, the Fund revised its investment strategy, replacing the zero-strike call option on iShares Core S&P 500 ETF (the “Underlying ETF”) held in the portfolio with a direct holding in the Underlying ETF plus S&P 500 futures.

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.